Segment and Geographic Information (Tables)	12 Months Ended
Apr. 29, 2011
Segment And Geographic Information Tables [Abstract]
Schedule of Reporting Segment Revenue
	Fiscal Year
(in millions)	2011	2010	2009
Cardiac and Vascular Group	$8,544	$8,557	$7,794
Restorative Therapies Group	7,389	7,260	6,805
Total Net Sales	$15,933	$15,817	$14,599

Schedule of Reporting Segment Earnings Before Income Taxes
	Fiscal Year
(in millions)	2011	2010	2009
Cardiac and Vascular Group	$2,887	$2,935	$2,648
Restorative Therapies Group	2,085	2,024	1,823
Total Reportable Segments' Earnings Before Income Taxes	4,972	4,959	4,471
Special charges	-	-	(100)
Restructuring charges	(261)	(50)	(120)
Certain litigation charges, net	(245)	(374)	(714)
Acquisition-related items	(14)	(23)	(621)
Interest expense, net	(278)	(246)	(183)
Corporate	(451)	(297)	(293)
Total Earnings Before Income Taxes	$3,723	$3,969	$2,440

Schedule of Reporting Segment Net Assets
The following table presents the Company's net assets by reportable segment:

	April 29,	April 30,
(in millions)	2011	2010
Cardiac and Vascular Group	$6,774	$6,117
Restorative Therapies Group	10,539	10,638
Total Net Assets of Reportable Segments	17,313	16,755
Short-term borrowings	(1,723)	(2,575)
Long-term debt	(8,112)	(6,944)
Corporate	8,490	7,393
Total Net Assets	$15,968	$14,629

Schedule of Reporting Segment By Region
Geographic Information

Net sales to external customers by geography are as follows:
(in millions)	United States	Europe	Asia Pacific	Other Foreign	Consolidated
Fiscal Year 2011
Net sales to external customers	$9,120	$4,084	$2,114	$615	$15,933
Long-lived assets*	$2,225	$415	$158	$75	$2,873

Fiscal Year 2010
Net sales to external customers	$9,366	$4,014	$1,903	$534	$15,817
Long-lived assets*	$2,043	$393	$161	$72	$2,669

Fiscal Year 2009
Net sales to external customers	$8,987	$3,564	$1,558	$490	$14,599
Long-lived assets*	$2,036	$482	$126	$51	$2,695

* Excludes other long-term instruments, goodwill, other intangible assets, net, and long-term deferred tax assets, net, as applicable.

No single customer represented over 10 percent of the Company’s consolidated net sales in fiscal years 2011, 2010, or 2009.